SCHEDULE OF RIGHT OF USE ASSET (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	May 04, 2025	May 04, 2022
Commitments and Contingencies Disclosure [Abstract]
Office lease	$ 68,339	$ 68,339
Less: accumulated amortization	(27,549)	(8,926)
Right-of-use asset, net	$ 40,790	$ 59,413	$ 62,126	$ 66,201